UNITED STATES
				SECURITIES AND EXCHANGE COMMISION
					Washington, D.C.   20549

					       FORM  13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:
Name:    Howard Capital Management
Address: 45 Rockefeller Plaza
	 Suite 1440
	 New York, NY  10111

13F File Number:  28-7476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Kaplan
Title: Vice President
Phone: (310) 473-9100
Signature, Place, and Date of Signing:


Report Type (Check only one.):

[ x]		13f HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Mangers:	0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $320,976

					   		        	                                --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T                           COM              001957109     8158   257974 SH       Sole                    15000    66600   176374
Abbott Laboratories            COM              002824100     1159    26000 SH       Sole                                      26000
Affymetrix                     COM              00826T108     4128    25000 SH       Sole                     5000    20000
Agilent                        COM              00846U101     1557    21116 SH       Sole                               209    20907
Alcoa                          COM              013817101     2946   101600 SH       Sole                    14000    68000    19600
America Online Inc.            COM              02364J104      227     4300 SH       Sole                                       4300
American Express               COM              025816109      641    12294 SH       Sole                                      12294
American Home Products         COM              026609107      223     3800 SH       Sole                                       3800
American Int'l Group           COM              026874107    11658    99221 SH       Sole                              1850    97371
Armor Holdings Inc.            COM              042260109     6419   493800 SH       Sole                              8700   485100
Boeing                         COM              097023105      431    10300 SH       Sole                                      10300
Bristol-Myers Squibb           COM              110122108     2162    37120 SH       Sole                                      37120
Cambridge Technology Partners  COM              132524109     1674   192000 SH       Sole                    30000   144000    18000
Charles Schwab                 COM              808513105     1074    31935 SH       Sole                                      31935
Cisco Systems                  COM              17275R102    18342   288574 SH       Sole                              2100   286474
Citigroup                      COM              172967101     1403    23286 SH       Sole                                      23286
Clorox Corp                    COM              189054109      986    22000 SH       Sole                                      22000
Coca Cola                      COM              191216100     1160    20200 SH       Sole                                      20200
Comcast -Spec. CL A            COM              200300200     9189   226900 SH       Sole                              3150   223750
Covad Communications Corp      COM              222814204     3512   217800 SH       Sole                              3800   214000
Disney Walt                    COM              254687106     1419    36550 SH       Sole                                      36550
Diversa Corp                   COM              255064107      696    21000 SH       Sole                     2000    13000     6000
Dow Chemical                   COM              260543103      207     6861 SH       Sole                                       6861
Emerson Electric               COM              291011104      396     6566 SH       Sole                                       6566
Enron                          COM              293561106      344     5328 SH       Sole                                       5328
Exxon Mobil                    COM              30231g102     4657    59327 SH       Sole                                      59327
GTE                            COM              362320103      304     4889 SH       Sole                                       4889
General Electric               COM              369604103    17389   328090 SH       Sole                              2400   325690
General Motors                 COM              370442105     9154   157652 SH       Sole                     5300    23000   129352
Gillette                       COM              375766102      795    22760 SH       Sole                                      22760
Glaxo Wellcome Plc-Sponsored A COM              37733W105      324     5600 SH       Sole                                       5600
Global Crossing LTD            COM              G3921A100     1939    73700 SH       Sole                    13000    50000    10700
Hewlett Packard Co             COM              428236103    11405    91335 SH       Sole                     2000    21550    67785
Home Depot                     COM              437076102     6059   121324 SH       Sole                              1650   119674
Intel                          COM              458140100    21689   162240 SH       Sole                     5800    27210   129230
International Business Machine COM              459200101     1566    14292 SH       Sole                                      14292
JP Morgan                      COM              616880100     8213    74575 SH       Sole                              1400    73175
Johnson & Johnson              COM              478160104     1140    11191 SH       Sole                                      11191
Lilly Eli                      COM              532457108      419     4200 SH       Sole                                       4200
Loews                          COM              540424108      580     9670 SH       Sole                                       9670
Lucent Technologies            COM              549463107     1167    19692 SH       Sole                                      19692
Lynx Therapeutics Inc.         COM              551812308     7596   159700 SH       Sole                    21000    95000    43700
McDonalds                      COM              580135101      909    27600 SH       Sole                                      27600
Merck                          COM              589331107    18848   245982 SH       Sole                     8500    37000   200482
Microsoft                      COM              594918104     1105    13810 SH       Sole                                      13810
Millenium Pharmaceuticals      COM              599902103     8570    76600 SH       Sole                    12000    49000    15600
Minnesota Mining & Manufacturi COM              604059105     9030   109455 SH       Sole                     2500    16200    90755
Monsanto                       COM              611662107      414     8000 SH       Sole                                       8000
Motorola                       COM              620076109      514    17700 SH       Sole                                      17700
NASDAQ - 100 Shares            COM              631100104     3168    34000 SH       Sole                    34000
Navistar International         COM              63934E108     3482   112100 SH       Sole                    18000    67000    27100
Netspeak Corp.                 COM              64115D109     8945   905775 SH       Sole                    71000   362400   472375
Nextel Communications          COM              65332V103    13746   224650 SH       Sole                     4000    43800   176850
Novell                         COM              670006105     4330   468125 SH       Sole                    30000   119450   318675
PE Corp - PE Biosystems Group  COM              69332S102     1054    16000 SH       Sole                                      16000
PE Corp-Celera Genomics Group  COM              69332S201    22798   243824 SH       Sole                    16000    61400   166424
PT Pasifik Satelit Nusantara   COM              69365Q106      518    54500 SH       Sole                    10000    43000     1500
Pacific Century Cyberworks     COM              Y6801N100     2803  1401500 SH       Sole                   160000   890000   351500
Pepsico                        COM              713448108      533    12000 SH       Sole                                      12000
Pfizer                         COM              717081103     2195    45725 SH       Sole                                      45725
Pharmacopeia Inc.              COM              71713b104     6928   149400 SH       Sole                    15000    89000    45400
Philip Morris                  COM              718154107      863    32500 SH       Sole                                      32500
Reconditioned Systems Inc New  COM              756240305      107    43334 SH       Sole                                      43334
S1 Corporation                 COM              78463b101     2846   122100 SH       Sole                    15000    85000    22100
SBC Communications             COM              78387G103      654    15130 SH       Sole                                      15130
Schering Plough                COM              806605101     1091    21600 SH       Sole                                      21600
Sealed Air New                 COM              81211K100      492     9400 SH       Sole                                       9400
Sun Microsystems               COM              866810104      427     4700 SH       Sole                                       4700
Sysco                          COM              871829107      229     5445 SH       Sole                                       5445
Texaco                         COM              881694103      209     3918 SH       Sole                                       3918
Texas Instruments              COM              882508104     6257    91100 SH       Sole                     9600    56000    25500
Time Warner                    COM              887315109      315     4150 SH       Sole                                       4150
Tyco International Limited New COM              902124106      332     7000 SH       Sole                                       7000
United Technologies            COM              913017109    10750   182595 SH       Sole                     8500    46750   127345
Value Line Inc.                COM              920437100     4310   111950 SH       Sole                              1200   110750
Viacom Class B                 COM              925524308     1024    15014 SH       Sole                                      15014
Wal-Mart Stores                COM              931142103      715    12400 SH       Sole                                      12400
BP Amoco                                        055622104      914    16157 SH       Sole                                      16157
Nycomed Amersham PLC                            0274753       5041   507500 SH       Sole                    50000   300000   157500
REPORT SUMMARY                 79 DATA RECORDS              320976            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED